ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables	¥ 6,071,051,859		¥ 5,130,289,380
Allowance for doubtful accounts	(248,857,475)		(376,574,061)	¥ (410,817,044)	¥ (335,713,383)
Accounts receivable, net	5,822,194,384	$ 875,083,700	4,753,715,319
Amount of accounts receivable pledged as collateral for borrowings	¥ 77,000,000		¥ 0